UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	03/31

Date of reporting period:	9/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

September 30, 2017

Semiannual Report

to Shareholders

Deutsche Real Assets Fund

Contents

3	Letter to Shareholders
4	Performance Summary
9	Portfolio Management Team
9	Consolidated Portfolio Summary
12	Consolidated Investment Portfolio
19	Consolidated Statement of Assets and Liabilities
21	Consolidated Statement of Operations
22	Statements of Changes in Net Assets

23	Financial Highlights
30	Notes to Consolidated Financial Statements
44	Information About Your Fund’s Expenses
46	Advisory Agreement Board Considerations and Fee Evaluation
52	Account Management Resources
54	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund invests in commodity-linked derivatives which may subject the fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the fund’s performance. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Real Assets Fund

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Real Assets Fund	3

Performance Summary	September 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/17
Unadjusted for Sales Charge	5.28%	5.86%	1.66%	1.63%
Adjusted for the Maximum Sales Charge (max 5.75% load)	-0.77%	-0.23%	0.46%	1.03%
MSCI World Index†	9.06%	18.17%	10.99%	4.22%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†	0.46%	-0.73%	0.02%	3.90%
Blended Index†	4.75%	5.27%	3.86%	2.65%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/17
Unadjusted for Sales Charge	5.06%	5.64%	1.70%	1.64%
Adjusted for the Maximum Sales Charge (max 2.50% load)	2.44%	3.00%	1.19%	1.38%
MSCI World Index†	9.06%	18.17%	10.99%	4.22%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†	0.46%	-0.73%	0.02%	3.90%
Blended Index†	4.75%	5.27%	3.86%	2.65%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/17
Unadjusted for Sales Charge	4.89%	5.01%	0.90%	0.87%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.89%	5.01%	0.90%	0.87%
MSCI World Index†	9.06%	18.17%	10.99%	4.22%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†	0.46%	-0.73%	0.02%	3.90%
Blended Index†	4.75%	5.27%	3.86%	2.65%

4	Deutsche Real Assets Fund

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/17
No Sales Charges	5.19%	5.68%	1.48%	1.39%
MSCI World Index†	9.06%	18.17%	10.99%	4.22%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†	0.46%	-0.73%	0.02%	3.90%
Blended Index†	4.75%	5.27%	3.86%	2.65%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 9/30/17
No Sales Charges		5.51%	6.21%	1.29%
MSCI World Index†		9.06%	18.17%	7.03%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†		0.46%	-0.73%	1.30%
Blended Index†		4.75%	5.27%	1.67%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/17
No Sales Charges	5.36%	5.95%	1.82%	1.83%
MSCI World Index†	9.06%	18.17%	10.99%	4.22%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†	0.46%	-0.73%	0.02%	3.90%
Blended Index†	4.75%	5.27%	3.86%	2.65%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/17
No Sales Charges	5.38%	6.10%	2.01%	1.93%
MSCI World Index†	9.06%	18.17%	10.99%	4.22%
Bloomberg Barclays US Treasury Inflation Notes Total Return Index†	0.46%	-0.73%	0.02%	3.90%
Blended Index†	4.75%	5.27%	3.86%	2.65%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Deutsche Real Assets Fund	5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated August 1, 2017 are 1.46%, 1.38%, 2.21%, 1.83%, 1.07%, 1.24% and 1.12% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Returns shown for Class R shares for the period prior to its inception on June 1, 2011 are derived from the historical performance of Class A shares of the Deutsche Real Assets Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of Deutsche Real Assets Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Prior to April 26, 2016, the Fund was known as the Deutsche Alternative Asset Allocation Fund (AAA Fund). On April 26, 2016, the Fund’s investment strategy was changed and the Fund was restructured from a fund-of-funds (i.e., a fund investing primarily in other Deutsche funds) to a direct investment fund (i.e., a fund investing directly in securities and other investments). Performance would have been different if the Fund’s current investment strategy and structure had been in effect.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	Deutsche Real Assets Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on November 28, 2014.

†	The Morgan Stanley Capital International (MSCI) World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,652 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Bloomberg Barclays U.S. Treasury Inflation Notes Total Return Index includes all publicly traded U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the Dow Jones Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg Barclays U.S. Treasury Inflation Notes Total Return Index. Dow Jones Brookfield Infrastructure Index measures the stock performance of companies worldwide whose primary business is the ownership and operation of (rather than service of) infrastructure assets. To be included in the indices, a company must have more than 70% of estimated cash flows (based on publicly available information) derived from the following infrastructure sectors: airports, toll roads, ports, communications, electricity transmission and distribution, oil and gas storage and transportation, water, and other sectors. FTSE EPRA/NAREIT Developed Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The Index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The Index is calculated using closing market prices and translates into U.S. dollars using Reuters closing price. Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges. S&P Global Natural Resources Index

Deutsche Real Assets Fund	7

includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
9/30/17	$9.26	$9.25	$9.17	$9.31	$9.20	$9.19	$9.19
6/5/17 (commencement of operations of Class T)	$—	$9.19	$—	$—	$—	$—	$—
3/31/17	$8.88	$—	$8.82	$8.94	$8.82	$8.81	$8.82
Distribution Information as of 9/30/17
Income Dividends, Six Months	$.10	$.10	$.08	$.09	$.10	$.10	$.10

8	Deutsche Real Assets Fund

Portfolio Management Team

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2015.

–	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

–	Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.

–	BS, University of Southern California.

Francis X. Greywitt III, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

–	Joined Deutsche Asset Management in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.

–	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 1999.

–	BBA, St. Bonaventure University; MBA, University of Chicago.

Evan Rudy, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2016.

–	Joined Deutsche Asset Management in 2007. Previously, worked as an Analyst at the Townsend Group, a real estate consulting firm.

–	Portfolio Analyst, Real Estate & Infrastructure Securities: Chicago.

–	BS, Miami University.

Consolidated Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	9/30/17	3/31/17
Common Stocks
Infrastructure	39%	39%
Real Estate	27%	32%
Natural Resource Equities	13%	14%
Commodity Futures	12%	10%
Treasury Inflation Protected Securities	7%	5%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net*	2%	0%
	100%	100%

*	Net of notional exposure to futures contracts

Deutsche Real Assets Fund	9

Geographical Diversification (As a % of Consolidated Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	9/30/17	3/31/17
United States	60%	55%
United Kingdom	7%	5%
Canada	6%	9%
France	4%	3%
Japan	4%	5%
Spain	3%	2%
Hong Kong	3%	3%
Netherlands	2%	1%
Australia	2%	4%
Singapore	2%	3%
Mexico	2%	2%
Other	5%	8%
	100%	100%

Sector Diversification (As a % of Common Stocks)	9/30/17	3/31/17
Real Estate	40%	44%
Utilities	17%	13%
Energy	15%	17%
Industrials	14%	15%
Materials	9%	9%
Information Technology	2%	1%
Telecommunication Services	1%	—
Consumer Staples	1%	1%
Consumer Discretionary	1%	—
Health Care	—	0%
	100%	100%

10	Deutsche Real Assets Fund

Ten Largest Equity Holdings at September 30, 2017 (19.6% of Net Assets)		Country	Percent
1.	American Tower Corp.	United States	3.1%
	Operator and developer of wireless communication and broadcast towers
2.	Crown Castle International Corp.	United States	3.0%
	Provider of wireless infrastructure
3.	Welltower, Inc.	United States	2.0%
	Invests in assisted living facilities, including housing and medical facilities for senior citizens
4.	Waste Management, Inc.	United States	2.0%
	Provider of comprehensive waste management services
5.	Sempra Energy	United States	1.9%
	Provider of electric and natural gas products and services
6.	National Grid PLC	United Kingdom	1.7%
	Multi-national electricity and gas utility company
7.	Cheniere Energy, Inc.	United States	1.5%
	Develops liquefied natural gas terminals
8.	Canadian Pacific Railway Ltd.	Canada	1.5%
	Provides freight and intermodal services
9.	Severn Trent PLC	United Kingdom	1.5%
	Supplies water, waste, and utility services throughout the United Kingdom, Europe, and the United States
10.	CoreSite Realty Corp.	United States	1.4%
	Develops, owns and operates data centers in the united states

Consolidated portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s consolidated investment portfolio, see page 12. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 52 for contact information.

Deutsche Real Assets Fund	11

Consolidated Investment Portfolio
as of September 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 79.1%
Consumer Discretionary 0.7%
Hotels, Restaurants & Leisure
Extended Stay America, Inc. (Units)	76,305	1,526,100

Consumer Staples 0.8%
Food Products
Archer-Daniels-Midland Co.	22,000	935,220
Bunge Ltd.	12,008	834,076

		1,769,296

Energy 12.2%
Oil, Gas & Consumable Fuels
Antero Midstream LP (a)	76,877	1,573,672
Cheniere Energy, Inc.*	75,210	3,387,458
Concho Resources, Inc.*	9,876	1,300,867
Enagas SA	68,339	1,928,270
EOG Resources, Inc.	10,711	1,036,182
Parsley Energy, Inc. “A”*	30,874	813,221
Pembina Pipeline Corp.	61,595	2,161,193
Royal Dutch Shell PLC “A”	80,580	2,427,927
Snam SpA	543,035	2,617,679
Suncor Energy, Inc.	65,636	2,300,351
Targa Resources Corp.	56,683	2,681,106
TOTAL SA	45,328	2,435,544
Williams Companies, Inc.	72,916	2,188,209

		26,851,679

Industrials 11.1%
Commercial Services & Supplies 3.1%
Republic Services, Inc.	37,996	2,510,016
Waste Management, Inc.	55,684	4,358,386

		6,868,402
Construction & Engineering 2.2%
Ferrovial SA	116,446	2,565,413
VINCI SA	23,270	2,214,283

		4,779,696
Road & Rail 2.7%
Canadian Pacific Railway Ltd.	19,438	3,266,167
CSX Corp.	51,200	2,778,112

		6,044,279

The accompanying notes are an integral part of the consolidated financial statements.

12	Deutsche Real Assets Fund

	Shares	Value ($)
Transportation Infrastructure 3.1%
Groupe Eurotunnel SE (Registered)	93,800	1,131,735
Grupo Aeroportuario del Sureste SAB de CV “B”	22,193	423,264
Japan Airport Terminal Co., Ltd.	51,924	1,852,733
Sydney Airport (Units)	310,163	1,733,153
Transurban Group (Units)	175,663	1,639,385

		6,780,270

Information Technology 1.3%
IT Services
InterXion Holding NV*	54,872	2,794,631

Materials 6.9%
Chemicals 3.8%
Celanese Corp. “A”	17,626	1,837,863
CF Industries Holdings, Inc.	48,409	1,702,061
FMC Corp.	16,648	1,486,833
Monsanto Co.	13,960	1,672,687
Potash Corp. of Saskatchewan, Inc.	90,400	1,739,296

		8,438,740
Metals & Mining 2.1%
Agnico Eagle Mines Ltd.	17,800	804,441
Fresnillo PLC	39,200	737,058
Glencore PLC*	394,424	1,806,871
Lundin Mining Corp.	200,637	1,376,440

		4,724,810
Paper & Forest Products 1.0%
Mondi PLC	81,160	2,179,964

Real Estate 32.0%
Equity Real Estate Investment Trusts (REITs) 26.7%
Agree Realty Corp.	19,117	938,262
Alexandria Real Estate Equities, Inc.	12,100	1,439,537
American Tower Corp.	50,058	6,841,927
Camden Property Trust	21,386	1,955,750
Canadian Apartment Properties REIT	40,290	1,089,146
CareTrust REIT, Inc.	54,500	1,037,680
CDL Hospitality Trusts	417,000	497,714
Colony NorthStar, Inc. “A”	16,180	203,221
CoreSite Realty Corp.	27,941	3,126,598
Crown Castle International Corp.	66,314	6,630,074
Douglas Emmett, Inc.	5,789	228,202
Duke Realty Corp.	101,108	2,913,933
Empire State Realty Trust, Inc. “A”	25,900	531,986
Essex Property Trust, Inc.	7,729	1,963,398

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Real Assets Fund	13

	Shares	Value ($)
Extra Space Storage, Inc.	34,920	2,790,806
Frasers Logistics & Industrial Trust	1,501,100	1,184,940
Gaming and Leisure Properties, Inc.	13,891	512,439
Gecina SA	12,393	2,010,905
GGP, Inc.	42,504	882,808
Global One Real Estate Investment Corp.	242	787,763
Granite Real Estate Investment Trust	18,700	750,398
Great Portland Estates PLC	69,113	565,657
Invitation Homes, Inc. (a)	40,157	909,556
Japan Real Estate Investment Corp.	125	600,582
Klepierre SA	28,243	1,109,731
Link REIT	172,168	1,396,082
Merlin Properties Socimi SA	79,556	1,103,448
MGM Growth Properties LLC “A” (a)	56,000	1,691,760
Mirvac Group	486,494	876,076
Public Storage	7,747	1,657,780
Segro PLC	152,920	1,098,960
Sunstone Hotel Investors, Inc.	87,823	1,411,316
UNITE Group PLC	182,170	1,679,584
Welltower, Inc.	62,300	4,378,444
Weyerhaeuser Co.	58,010	1,974,080

		58,770,543
Real Estate Management & Development 5.3%
BUWOG AG*	28,940	866,802
City Developments Ltd.	265,100	2,217,459
Fabege AB	110,241	2,261,330
Hang Lung Properties Ltd.	515,788	1,226,523
Henderson Land Development Co., Ltd.	103,000	684,012
Mitsubishi Estate Co., Ltd.	43,600	758,305
New World Development Co., Ltd.	789,000	1,135,709
NTT Urban Development Corp.	102,800	1,023,820
PSP Swiss Property AG (Registered)	9,093	838,124
Sun Hung Kai Properties Ltd.	41,400	674,171

		11,686,255

Telecommunication Services 1.0%
Diversified Telecommunication Services 0.5%
Cellnex Telecom SA 144A	47,549	1,089,421
Wireless Telecommunication Services 0.5%
Sarana Menara Nusantara Tbk PT	3,493,098	1,158,130

Utilities 13.1%
Electric Utilities 0.9%
PG&E Corp.	28,455	1,937,501

The accompanying notes are an integral part of the consolidated financial statements.

14	Deutsche Real Assets Fund

	Shares	Value ($)
Gas Utilities 3.7%
ENN Energy Holdings Ltd.	383,662	2,792,542
Hong Kong & China Gas Co., Ltd.	526,600	990,552
Infraestructura Energetica Nova SAB de CV	348,995	1,954,257
Tokyo Gas Co., Ltd.	102,009	2,500,707

		8,238,058
Multi-Utilities 5.6%
Consolidated Edison, Inc.	30,998	2,500,919
National Grid PLC	309,582	3,836,470
NiSource, Inc.	77,600	1,985,784
Sempra Energy	35,929	4,100,577

		12,423,750
Water Utilities 2.9%
American Water Works Co., Inc.	19,169	1,550,964
Severn Trent PLC	111,657	3,249,890
United Utilities Group PLC	128,120	1,467,644

		6,268,498
Total Common Stocks (Cost $160,417,235)		174,330,023

	Principal Amount ($)	Value ($)
Government & Agency Obligations 15.0%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040	672,514	846,257
2.375%, 1/15/2025	954,897	1,090,898
2.375%, 1/15/2027	1,860,726	2,175,257
3.625%, 4/15/2028	1,861,593	2,436,619
3.875%, 4/15/2029	1,385,719	1,884,908
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2020	1,089,631	1,094,976
0.125%, 1/15/2022	1,086,201	1,089,603
0.125%, 1/15/2023	2,189,550	2,184,029
0.125%, 7/15/2024	1,427,440	1,413,071
0.625%, 1/15/2024	1,874,463	1,914,058
U.S. Treasury Notes:
0.75%, 2/28/2018	4,462,000	4,453,634
0.75%, 8/31/2018	4,124,000	4,101,447
1.0%, 11/30/2018	4,098,000	4,079,431
1.125%, 6/15/2018	4,226,000	4,221,378
Total Government & Agency Obligations (Cost $32,992,513)		32,985,566

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Real Assets Fund	15

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 3.2%
U.S. Treasury Bills:
0.64%**, 10/12/2017	1,007,000	1,006,428
0.653%**, 10/12/2017	80,000	79,979
0.655%**, 10/12/2017	67,000	66,983
0.885%**, 10/12/2017	92,000	91,976
1.024%**, 10/12/2017	500,000	499,872
1.058%**, 12/28/2017	514,000	512,699
1.083%**, 12/28/2017	466,000	464,820
1.086%**, 10/12/2017	485,000	484,876
1.117%**, 10/12/2017	391,000	390,900
1.12%**, 12/28/2017	3,417,000	3,408,350
Total Short-Term U.S. Treasury Obligations (Cost $6,997,422)		7,006,883

	Shares	Value ($)
Securities Lending Collateral 1.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b) (c) (Cost $3,797,457)	3,797,457	3,797,457

Cash Equivalents 2.1%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $4,674,175)	4,674,175	4,674,175

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $208,878,802)	101.1	222,794,104
Other Assets and Liabilities, Net	(1.1)	(2,477,212)

Net Assets	100.0	220,316,892

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $3,729,272, which is 1.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the consolidated financial statements.

16	Deutsche Real Assets Fund

At September 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	11/30/2017	40	2,199,740	2,260,000	60,260
Coffee C Futures	USD	3/19/2018	17	950,254	839,269	(110,985)
Copper Futures	USD	12/27/2017	26	1,701,115	1,922,738	221,623
Corn Futures	USD	3/14/2018	63	1,253,921	1,158,413	(95,508)
Cotton No. 2 Futures	USD	3/7/2018	16	548,481	542,240	(6,241)
Gasoline RBOB Futures	USD	10/31/2017	10	635,002	668,220	33,218
Gold 100 oz. Futures	USD	12/27/2017	32	4,008,525	4,111,360	102,835
Lean Cattle Futures	USD	4/30/2018	51	2,432,942	2,444,940	11,998
Lean Hogs Futures	USD	12/14/2017	90	2,089,446	2,158,200	68,754
LME Nickel Futures	USD	2/19/2018	22	1,591,333	1,391,280	(200,053)
LME Primary Aluminium Futures	USD	1/15/2018	22	1,062,122	1,158,575	96,453
LME Primary Aluminium Futures	USD	11/13/2017	24	1,161,023	1,253,400	92,377
NY Harbor Futures	USD	2/28/2018	15	1,088,080	1,119,573	31,493
Silver Futures	USD	12/27/2017	14	1,177,240	1,167,320	(9,920)
Soybean Futures	USD	3/14/2018	26	1,280,266	1,284,075	3,809
Wheat Futures	USD	3/14/2018	33	836,666	769,725	(66,941)
WTI Crude Futures	USD	12/19/2017	22	1,096,997	1,147,080	50,083
Zinc Futures	USD	11/13/2017	15	995,106	1,188,094	192,988
Total net unrealized appreciation						476,243

At September 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	11/13/2017	24	1,152,108	1,253,400	(101,292)

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Real Assets Fund	17

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,526,100	$—	$—	$1,526,100
Consumer Staples	1,769,296	—	—	1,769,296
Energy	17,442,259	9,409,420	—	26,851,679
Industrials	13,335,945	11,136,702	—	24,472,647
Information Technology	2,794,631	—	—	2,794,631
Materials	10,619,621	4,723,893	—	15,343,514
Real Estate	45,859,101	24,597,697	—	70,456,798
Telecommunication Services	—	2,247,551	—	2,247,551
Utilities	14,030,002	14,837,805	—	28,867,807
Government & Agency Obligations (d)	—	32,985,566	—	32,985,566
Short-Term U.S. Treasury Obligations	—	7,006,883	—	7,006,883
Short-Term Investments (d)	8,471,632	—	—	8,471,632
Derivatives (e)
Futures Contracts	965,891	—	—	965,891
Total	$116,814,478	$106,945,517	$—	$223,759,995

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(590,940)	$—	$—	$(590,940)
Total	$(590,940)	$—	$—	$(590,940)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended September 30, 2017, the amount of the transfers between Level 1 and Level 2 was $48,159,700.

Transfers between price levels are recognized at the beginning of the reporting year.

(d)	See investment portfolio for additional categorizations.

(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the consolidated financial statements.

18	Deutsche Real Assets Fund

Consolidated Statement of Assets and Liabilities

As of September 30, 2017 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $200,407,170) — including $3,729,272 of securities loaned	$214,322,472
Investment in Deutsche Government & Agency Securities Portfolio (cost $3,797,457)*	3,797,457
Investment in Deutsche Central Cash Management Government Fund (cost $4,674,175)	4,674,175
Foreign currency, at value (cost $1,074,076)	1,072,813
Deposit with broker for futures contracts	1,426,209
Receivable for investments sold	4,622,988
Receivable for Fund shares sold	650,358
Dividends receivable	368,414
Interest receivable	113,757
Foreign taxes recoverable	19,832
Other assets	64,201
Total assets	231,132,676

Liabilities
Payable upon return of securities loaned	3,797,457
Payable for investments purchased	6,207,962
Payable for Fund shares redeemed	367,611
Payable for variation margin on futures contracts	2,223
Accrued management fee	102,974
Accrued Trustees’ fees	2,025
Other accrued expenses and payables	335,532
Total liabilities	10,815,784
Net assets, at value	$220,316,892

Net Assets Consist of
Undistributed net investment income	1,127,690
Net unrealized appreciation (depreciation) on:
Investments	13,915,302
Futures	374,951
Foreign currency	(369)
Accumulated net realized gain (loss)	(93,786,342)
Paid-in capital	298,685,660
Net assets, at value	$220,316,892

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Real Assets Fund	19

Consolidated Statement of Assets and Liabilities as of September 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($60,933,741 ÷ 6,583,693 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.26
Maximum offering price per share (100 ÷ 94.25 of $9.26)	$9.82
Class T
Net Asset Value and redemption price per share ($10,174 ÷ 1,100 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.25
Maximum offering price per share (100 ÷ 97.50 of $9.25)	$9.49
Class C
Net Asset Value offering and redemption price per share ($34,096,154 ÷ 3,716,438 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.17
Class R
Net Asset Value offering and redemption price per share ($2,568,239 ÷ 275,974 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.31
Class R6
Net Asset Value offering and redemption price per share ($102,232 ÷ 11,116 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.20
Class S
Net Asset Value offering and redemption price per share ($59,096,347 ÷ 6,433,911 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.19
Institutional Class
Net Asset Value offering and redemption price per share ($63,510,005 ÷ 6,909,708 shares outstanding of beneficial interest, no par value, unlimited number of shares authorized)	$9.19

The accompanying notes are an integral part of the consolidated financial statements.

20	Deutsche Real Assets Fund

Consolidated Statement of Operations

For the six months ended September 30, 2017 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $136,542)	$2,846,732
Interest	198,352
Income distributions — Deutsche Central Cash Management Government Fund	15,247
Securities lending income, net of borrower rebates	15,789
Total income	3,076,120
Expenses:
Management fee	845,724
Administration fee	105,716
Services to shareholders	155,591
Distribution and service fees	269,021
Custodian fee	22,512
Professional fees	58,106
Reports to shareholders	25,822
Registration fees	42,666
Trustees’ fees and expenses	5,335
Other	11,844
Total expenses before expense reductions	1,542,337
Expense reductions	(222,071)
Total expenses after expense reductions	1,320,266
Net investment income	1,755,854

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,784,453
Futures	(776,347)
Foreign currency	29,707
2,037,813
Change in net unrealized appreciation (depreciation) on:
Investments	6,332,786
Futures	684,219
Foreign currency	380
7,017,385
Net gain (loss)	9,055,198
Net increase (decrease) in net assets resulting from operations	$10,811,052

The accompanying notes are an integral part of the consolidated financial statements.

Deutsche Real Assets Fund	21

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017

Operations:
Net investment income (loss)	$1,755,854	$2,217,977
Net realized gain (loss)	2,037,813	21,734,250
Change in net unrealized appreciation (depreciation)	7,017,385	(13,882,543)
Net increase (decrease) in net assets resulting from operations	10,811,052	10,069,684
Distributions to shareholders from:
Net investment income:
Class A	(691,179)	(1,059,099)
Class T*	(104)	—
Class C	(320,896)	(590,557)
Class R	(25,027)	(37,366)
Class R6	(260)	(10,851)
Class S	(642,817)	(746,315)
Institutional Class	(551,588)	(516,448)
Total distributions	(2,231,871)	(2,960,636)
Fund share transactions:
Proceeds from shares sold	37,869,780	77,434,790
Reinvestment of distributions	2,103,874	2,795,152
Payments for shares redeemed	(33,288,421)	(111,902,546)
Net increase (decrease) in net assets from Fund share transactions	6,685,233	(31,672,604)
Increase (decrease) in net assets	15,264,414	(24,563,556)
Net assets at beginning of period	205,052,478	229,616,034
Net assets at end of period (including undistributed net investment income of $1,127,690 and $1,603,707, respectively)	$220,316,892	$205,052,478

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

The accompanying notes are an integral part of the consolidated financial statements.

22	Deutsche Real Assets Fund

Financial Highlights

	Six Months Ended 9/30/17		Years Ended March 31,
Class A	(Unaudited)		2017		2016	2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$8.88		$8.56		$9.36	$9.56		$9.53		$9.13
Income (loss) from investment operations:
Net investment income[a]	.08		.10		.14	.19		.13		.20
Net realized and unrealized gain (loss)	.40		.34		(.76)	(.11)		.03		.40
Total from investment operations	.48		.44		(.62)	.08		.16		.60
Less distributions from:
Net investment income	(.10)		(.12)		(.18)	(.28)		(.13)		(.20)
Net asset value, end of year	$9.26		$8.88		$8.56	$9.36		$9.56		$9.53
Total Return (%)[b,c]	5.28	**	5.22	[d]	(6.63)[d]	.76	[d]	1.68	[d]	6.57	[d]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61		63		79	158		197		238
Ratio of expenses before expense reductions (%)	1.44	*	1.41	[e]	.78 [e]	.73	[e]	.76	[e]	.75	[e]
Ratio of expenses after expense reductions (%)	1.22	*	1.17	[e]	.57 [e]	.57	[e]	.57	[e]	.52	[e]
Ratio of net investment income (%)	1.69	*	1.17		1.61	2.02		1.35		2.17
Portfolio turnover rate (%)	72	**	222		51	39		41		30

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Real Assets Fund	23

	Period Ended 9/30/17
Class T	(Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$9.19
Income (loss) from investment operations:
Net investment income[b]	.04
Net realized and unrealized gain (loss)	.12
Total from investment operations	.16
Less distributions from:
Net investment income	(.10)
Net asset value, end of year	$9.25
Total Return (%)[c,d]	1.72	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses before expense reductions (%)	1.54	*
Ratio of expenses after expense reductions (%)	1.22	*
Ratio of net investment income (%)	1.50	*
Portfolio turnover rate (%)	72	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017 (Unaudited).

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Funds’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

24	Deutsche Real Assets Fund

	Six Months Ended 9/30/17		Years Ended March 31,
Class C	(Unaudited)		2017		2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$8.82		$8.53		$9.33	$9.53	$9.48		$9.09
Income (loss) from investment operations:
Net investment income (loss)[a]	.04		.04		.07	.12	.06		.13
Net realized and unrealized loss	.39		.34		(.76)	(.12)	.03		.39
Total from investment operations	.43		.38		(.69)	—	.09		.52
Less distributions from:
Net investment income	(.08)		(.09)		(.11)	(.20)	(.04)		(.13)
Net asset value, end of year	$9.17		$8.82		$8.53	$9.33	$9.53		$9.48
Total Return (%)[b,c]	4.89	**	4.47	[d]	(7.37)[d]	(.01)[d]	.94	[d]	5.78	[d]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		40		61	103	119		155
Ratio of expenses before expense reductions (%)	2.23	*	2.16	[e]	1.51 [e]	1.47 [e]	1.51	[e]	1.49	[e]
Ratio of expenses after expense reductions (%)	1.97	*	1.92	[e]	1.32 [e]	1.31 [e]	1.32	[e]	1.28	[e]
Ratio of net investment income (%)	.93	*	.44		.83	1.30	.60		1.45
Portfolio turnover rate (%)	72	**	222		51	39	41		30

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Real Assets Fund	25

	Six Months Ended 9/30/17		Years Ended March 31,
Class R	(Unaudited)		2017		2016	2015		2014		2013

Selected Per Share Data
Net asset value, beginning of year	$8.94		$8.62		$9.42	$9.62		$9.59		$9.17
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.08		.13	.18		.11		.20
Net realized and unrealized loss	.39		.35		(.77)	(.12)		.02		.39
Total from investment operations	.46		.43		(.64)	.06		.13		.59
Less distributions from:
Net investment income	(.09)		(.11)		(.16)	(.26)		(.10)		(.17)
Net asset value, end of year	$9.31		$8.94		$8.62	$9.42		$9.62		$9.59
Total Return (%)[b]	5.19	**	4.95	[c]	(6.77)[c]	.55	[c]	1.52	[c]	6.39	[c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		2		3	3		3		2
Ratio of expenses before expense reductions (%)	1.80	*	1.78	[d]	1.16 [d]	1.13	[d]	1.13	[d]	1.07	[d]
Ratio of expenses after expense reductions (%)	1.47	*	1.42	[d]	.77 [d]	.77	[d]	.77	[d]	.76	[d]
Ratio of net investment income (%)	1.44	*	.96		1.47	1.83		1.15		2.17
Portfolio turnover rate (%)	72	**	222		51	39		41		30

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[d]	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

26	Deutsche Real Assets Fund

	Six Months Ended 9/30/17		Years Ended March 31,			Period Ended
Class R6	(Unaudited)		2017		2016	3/31/15[a]

Selected Per Share Data
Net asset value, beginning of period	$8.82		$8.50		$9.29	$9.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.08		.12		.25	.12
Net realized and unrealized loss	.40		.35		(.83)	(.19)
Total from investment operations	.48		.47		(.58)	(.07)
Less distributions from:
Net investment income	(.10)		(.15)		(.21)	(.24)
Net asset value, end of year	$9.20		$8.82		$8.50	$9.29
Total Return (%)[c]	5.51	**	5.59	[d]	(6.25)[d]	(.71	)d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	.10		.02		1	.01
Ratio of expenses before expense reductions (%)	1.22	*	1.02	[e]	.40 [e]	.58	e*
Ratio of expenses after expense reductions (%)	.95	*	.86	[e]	.22 [e]	.21	e*
Ratio of net investment income (loss) (%)	1.73	*	1.41		2.97	3.73	*
Portfolio turnover rate (%)	72	**	222		51	39	[f]

[a]	For the period from November 28, 2014 (commencement of operations) to March 31, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[e]	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

[f]	Represents the Fund’s portfolio turnover rate for the year ended March 31, 2015.

*	Annualized

**	Not annualized

Deutsche Real Assets Fund	27

	Six Months Ended 9/30/17		Years Ended March 31,
Class S	(Unaudited)		2017		2016	2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$8.81		$8.50		$9.29	$9.49		$9.47		$9.07
Income (loss) from investment operations:
Net investment income (loss)[a]	.08		.12		.15	.22		.14		.22
Net realized and unrealized loss	.40		.33		(.75)	(.13)		.02		.40
Total from investment operations	.48		.45		(.60)	.09		.16		.62
Less distributions from:
Net investment income	(.10)		(.14)		(.19)	(.29)		(.14)		(.22)
Net asset value, end of year	$9.19		$8.81		$8.50	$9.29		$9.49		$9.47
Total Return (%)[b]	5.36	**	5.30	[c]	(6.44)[c]	.92	[c]	1.88	[c]	6.74	[c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59		56		55	152		163		259
Ratio of expenses before expense reductions (%)	1.26	*	1.19	[d]	.60 [d]	.55	[d]	.62	[d]	.57	[d]
Ratio of expenses after expense reductions (%)	1.07	*	1.02	[d]	.42 [d]	.39	[d]	.42	[d]	.34	[d]
Ratio of net investment income (loss) (%)	1.83	*	1.34		1.70	2.26		1.50		2.42
Portfolio turnover rate (%)	72	**	222		51	39		41		30

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[d]	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

28	Deutsche Real Assets Fund

	Six Months Ended 9/30/17		Years Ended March 31,
Institutional Class	(Unaudited)		2017		2016	2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$8.82		$8.50		$9.29	$9.49		$9.47		$9.07
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.12		.16	.23		.17		.24
Net realized and unrealized loss	.38		.35		(.74)	(.12)		.02		.38
Total from investment operations	.47		.47		(.58)	.11		.19		.62
Less distributions from:
Net investment income	(.10)		(.15)		(.21)	(.31)		(.17)		(.22)
Net asset value, end of year	$9.19		$8.82		$8.50	$9.29		$9.49		$9.47
Total Return (%)[b]	5.38	**	5.61	[c]	(6.25)[c]	1.10	[c]	2.02	[c]	6.87	[c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		45		31	114		102		44
Ratio of expenses before expense reductions (%)	1.14	*	1.07	[d]	.48 [d]	.45	[d]	.43	[d]	.45	[d]
Ratio of expenses after expense reductions (%)	.95	*	.90	[d]	.21 [d]	.21	[d]	.21	[d]	.22	[d]
Ratio of net investment income (loss) (%)	1.98	*	1.44		1.83	2.45		1.84		2.56
Portfolio turnover rate (%)	72	**	222		51	39		41		30

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds’ expenses.

[d]	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

Deutsche Real Assets Fund	29

Notes to Consolidated Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Real Assets Fund (the “Fund”) is a diversified series of Deutsche Market Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R and Class R6 shares are not subject to an initial or contingent deferred sales charge and are only available to participants in certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Class T shares commenced operations on June 5, 2017. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Real Assets Fund,

30	Deutsche Real Assets Fund

Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, including, but not limited to futures contracts, options and total return swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of September 30, 2017, the Fund’s investment in the Subsidiary was $25,395,052, representing 10.99% of the Fund’s total assets.

The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and Exchange-Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange

(U.S. or foreign) or over-the-counter market on which they trade. Equity securities and ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as

Deutsche Real Assets Fund	31

yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any

32	Deutsche Real Assets Fund

securities on loan were collateralized by cash. During the six months ended September 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, managed by Deutsche Investment Management Americas Inc. As of September 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of September 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of September 30, 2017, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Deutsche Real Assets Fund	33

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Income from certain commodity-linked derivatives does not constitute “qualifying income” to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At March 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $95,146,000, including $35,481,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2018, the expiration date, whichever occurs first; and approximately $59,665,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($16,917,000) and long-term losses ($42,748,000).

At March 31, 2017, the aggregate cost of investments for federal income tax purposes was $198,173,899. The net unrealized appreciation for all investments based on tax cost was $5,145,915. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $10,964,090 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $5,818,175.

34	Deutsche Real Assets Fund

The Fund has reviewed the tax positions for the open tax years as of March 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to futures, investment in the Subsidiary, investments in passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available.

Deutsche Real Assets Fund	35

Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended September 30, 2017, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Consolidated Statement of Assets and Liabilities.

A summary of the open futures contracts as of September 30, 2017 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended September 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $21,351,000 to $26,583,000 and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $1,253,000 to $1,777,000.

36	Deutsche Real Assets Fund

The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2017 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Commodity Contracts (a)	$965,891

The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

Liability Derivative	Futures Contracts
Commodity Contracts (b)	$(590,940)

The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

Realized Gain (Loss)	Futures Contracts
Commodity Contracts (c)	$(776,347)

The above derivative is located in the following Consolidated Statement of Operations account:

(c)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Commodity Contracts (d)	$684,219

The above derivative is located in the following Consolidated Statement of Operations account:

(d)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six month ended September 30, 2017, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $114,369,266 and $121,317,726 respectively. Purchases and sales of U.S. Treasury obligations aggregated $31,712,134 and $18,420,156, respectively.

Deutsche Real Assets Fund	37

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s sub-advisor.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $2 billion of the Fund’s daily net assets	.800%
Over $2 billion of such net assets	.775%

Accordingly, for the period from April 1, 2017 through September 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.80% of the Fund’s average daily net assets.

For the period from April 1, 2017 through November 19, 2020, and for the period from June 5, 2017 (commencement of operations) through November 19, 2020 for Class T, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	1.22%
Class T	1.22%
Class C	1.97%
Class R	1.47%
Class R6	.95%
Class S	1.07%
Institutional Class	.95%

For the six months ended September 30, 2017 and for the period from June 5, 2017 (commencement of operations) to September 30, 2017 for

38	Deutsche Real Assets Fund

Class T, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$70,653
Class T	10
Class C	46,831
Class R	4,107
Class R6	85
Class S	53,390
Institutional Class	46,995
$222,071

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2017, the Administration Fee was $105,716, of which $17,920 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2017 and for the period from June 5, 2017 (commencement of operations) to September 30, 2017 for Class T, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at September 30, 2017
Class A	$5,958	$4,193
Class T	7	7
Class C	1,054	744
Class R	366	248
Class R6	48	31
Class S	1,969	1,326
Institutional Class	183	128
	$9,585	$6,677

Distribution and Service Fees. Under the Fund’s Class C and Class R 12b-1 Plans, Deutsche AM Distributors, Inc., (“DDI”), an affiliate of the Advisor,

Deutsche Real Assets Fund	39

receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended September 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2017
Class C	$137,631	$21,433
Class R	3,162	533
	$140,793	$21,966

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2017 and for the period from June 5, 2017 (commencement of operations) to September 30, 2017 for Class T, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at September 30, 2017	Annualized Rate
Class A	$79,194	$53,126	.25%
Class T	8	8	.25%
Class C	45,865	29,780	.25%
Class R	3,161	2,128	.25%
	$128,228	$85,042

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid by shareholders in connection with the distribution of Class A shares for the six months ended September 30, 2017, aggregated $673.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended September 30, 2017, the CDSC for the Fund’s Class C shares aggregated $561. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended September 30, 2017, DDI received $413 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory

40	Deutsche Real Assets Fund

filing services to the Fund. For the six months ended September 30, 2017, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders” aggregated $10,322, of which $6,480 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended September 30, 2017, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,188.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2017.

Deutsche Real Assets Fund	41

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	718,306	$6,473,646	2,509,922	$21,788,582
Class T*	1,088	10,000	—	—
Class C	40,780	368,768	221,285	1,908,472
Class R	37,997	344,286	84,564	742,803
Class R6	8,640	77,533	10,162	87,395
Class S	1,252,092	11,355,713	2,822,552	24,270,223
Institutional Class	2,107,311	19,239,834	3,313,999	28,637,315
		$37,869,780		$77,434,790

Shares issued to shareholders in reinvestment of distributions
Class A	74,441	$672,199	118,430	$1,035,542
Class T*	12	104	—	—
Class C	33,210	297,890	62,359	546,264
Class R	2,753	25,027	4,229	37,366
Class R6	29	260	1,249	10,851
Class S	63,093	565,310	77,771	672,809
Institutional Class	60,612	543,084	57,036	492,320
		$2,103,874		$2,795,152

Shares redeemed
Class A	(1,251,615)	$(11,440,212)	(4,842,117)	$(41,762,426)
Class C	(859,420)	(7,747,388)	(2,941,935)	(25,332,463)
Class R	(23,410)	(214,538)	(172,278)	(1,493,375)
Class R6	(47)	(423)	(142,964)	(1,221,035)
Class S	(1,191,733)	(10,769,712)	(3,022,472)	(26,053,002)
Institutional Class	(344,391)	(3,116,148)	(1,873,884)	(16,040,245)
		$(33,288,421)		$(111,902,546)

42	Deutsche Real Assets Fund

	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(458,868)	$(4,294,367)	(2,213,765)	$(18,938,302)
Class T*	1,100	10,104	—	—
Class C	(785,430)	(7,080,730)	(2,658,291)	(22,877,727)
Class R	17,340	154,775	(83,485)	(713,206)
Class R6	8,622	77,370	(131,553)	(1,122,789)
Class S	123,452	1,151,311	(122,149)	(1,109,970)
Institutional Class	1,823,532	16,666,770	1,497,151	13,089,390
		$6,685,233		$(31,672,604)

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

Deutsche Real Assets Fund	43

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited the ongoing expenses the Fund bears directly; had it not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2017 to September 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

44	Deutsche Real Assets Fund

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class T*	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 4/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/17	$1,052.80	$1,017.20	$1,048.90	$1,051.90	$1,055.10	$1,053.60	$1,053.80
Expenses Paid per $1,000*	$6.28	$3.94	$10.12	$7.56	$4.89	$5.51	$4.89

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 4/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/17	$1,018.95	$1,018.95	$1,015.19	$1,017.70	$1,020.31	$1,019.70	$1,020.31
Expenses Paid per $1,000**	$6.17	$6.17	$9.95	$7.44	$4.81	$5.42	$4.81

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

**	Expenses (hypothetical expenses if Class T had been in existence from April 1, 2017) are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Real Assets Fund	1.22%	1.22%	1.97%	1.47%	0.95%	1.07%	0.95%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Real Assets Fund	45

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Real Assets Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

—	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its

46	Deutsche Real Assets Fund

inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. The Board also considered that, in April 2016, shareholders of the Fund voted to approve the Agreement and the Sub-Advisory Agreement. DIMA and RREEF are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of Fund sub-advisers, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and

Deutsche Real Assets Fund	47

five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in an effort to improve the investment process and potential returns of the Fund, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in April 2016, that restructured the Fund from a fund-of-funds with a focus on alternative (or non-traditional) investment strategies into a direct investment fund with a focus on investments offering exposure to “real assets.” The Board noted that, in connection with these changes, RREEF was appointed as the Fund’s sub-adviser. The Board observed that the Fund had experienced improved relative performance in 2016 and during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board considered that DIMA agreed to implement new management fee breakpoints to accommodate the proposed mergers of Deutsche Select Alternative Allocation Fund and Deutsche Gold & Precious Metals Fund (each an “Acquired Fund”) into the Fund to be effective, on or about November 20, 2017, if one or both of the mergers are approved by the Acquired Funds’ shareholders. With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd

48	Deutsche Real Assets Fund

quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

Deutsche Real Assets Fund	49

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Advisory Agreement Amendment

At a meeting held in May 2017, the Board, all members of which are Independent Trustees, approved an amendment to the Fund’s Agreement to adopt a revised management fee schedule under the Agreement adding an additional breakpoint. The revised management fee schedule is intended to take effect upon the completion of the proposed merger (subject to shareholder approval) of Deutsche Select Alternative Allocation Fund into the Fund (the “Merger”) on or about November 20, 2017.

50	Deutsche Real Assets Fund

In connection with its review of the amendment in May 2017, the Board noted that it most recently approved the renewal of the Agreement pursuant to a process that concluded in September 2016. The Board also received a report from the fee consultant retained by the Board regarding the proposed fees for the Fund following the Merger. In addition, the Board considered:

–	With the exception of the revised management fee schedule, the terms of the Agreement remained the same.

–	DIMA’s statement that there would be no reduction in services to the Fund as a result of the revised management fee schedule.

Based on all of the information considered, the Board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA. The Board unanimously determined that approval of the revised management fee schedule was in the best interests of the Fund.

Deutsche Real Assets Fund	51

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

52	Deutsche Real Assets Fund

Investment Management	Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	AAAAX	AAAWX	AAAPX	AAASX	AAAZX
CUSIP Number	25159K 879	25159K 671	25159K 887	25159K 804	25159K 705
Fund Number	487	1787	787	2087	1487

For shareholders of Class R and R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site	deutschefunds.com

Click “Retirement Plans“ to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	AAAQX	AAAVX
CUSIP Number	25159K 200	25159K 713
Fund Number	1587	1687

Deutsche Real Assets Fund	53

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–    Account balances

–    Purchase and

–    transaction history

–    Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

54	Deutsche Real Assets Fund

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–    give us your contact information

–    provide bank account information for ACH or wire transactions

–    tell us where to send money

–    seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

Deutsche Real Assets Fund	55

DRAF-3

(R-024413-7 11/17)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Assets Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	11/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	11/29/2017